Contractual Commitments - Granted Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class XIV Nos [Member]
Disclosure of geographical areas [line items]
Percentage of debt services	125.00%
Term over which the debt services shall be settled	6 months
Class XIV Nos [Member] | NY
Disclosure of geographical areas [line items]
Restricted cash	$ 19
Argentine Bonds 2029 and 2030
Disclosure of geographical areas [line items]
Nominal Value of Security		$ 290
OPESSA
Disclosure of geographical areas [line items]
Security commitment		30
Security commitement outstanding		$ 25
Granted Guarantees [member]
Disclosure of geographical areas [line items]
Issued letters of credit	8
Assumed other commitments	$ 155